Profit/(loss)before tax (Details) - USD ($) $ in Millions		12 Months Ended		18 Months Ended
		Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Profit/(loss)before tax [Abstract]
Staff costs		$ 1,344.4	$ 1,409.0	$ 2,095.0
Depreciation of property, plant and equipment		42.0	52.6	71.2
Depreciation of right-of-use assets (2019 and 2018: finance lease depreciation)	[1]	76.9	13.9	17.4
Loss on disposal of property, plant and equipment		5.6	3.6	4.7
Amortization of intangibles		674.1	716.5	903.1
Operating lease rentals payable [Abstract]
Plant and machinery	[1]	0.0	7.0	8.8
Property	[1]	0.0	58.9	85.3
Provision for receivables impairment (release)/charge		(4.8)	16.0	40.0
Foreign exchange loss/(gain) on derivative financial instruments		21.8	(6.9)	0.0
Foreign exchange loss/(gain)		$ 7.9	18.2	$ (37.4)
Depreciation of property, plant and equipment [Abstract]
Depreciation expense, leased assets			$ 13.9

[1]	$13.9 million and $17.4 million of depreciation on leased assets was included in depreciation of property, plant and equipment in the 12 months ended October 31, 2019 and the 18-months ended October 31, 2018 respectively. No depreciation in relation to leased assets is included in depreciation of property, plant and equipment in the period as all leased assets are classified as right-of-use assets following the adoption of IFRS 16.